Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
Lessee
The Company incurs operating lease expenses for corporate office space and equipment to support its operations and administrative functions. Remaining lease terms at December 31, 2025 range from 2 months to 12 years. During the year ended December 31, 2024, the Company entered into a 12-year lease contract for its Calgary office space. Prior to the Spinoff, the Company shared office leases with its Former Parent.

	As at December 31,
U.S.$ millions	2025	2024
Operating Lease ROU Assets [1]	18	22

Operating lease liabilities - current [2]	3	—
Operating lease liabilities - long-term [2]	23	22
Total Operating Lease Liabilities	26	22

Weighted-average Remaining Lease Term (years)	9.7	9.1
Weighted-average Discount Rate (%)	4.9%	4.8%
1.Reported in plant, property and equipment on the consolidated balance sheets.
2.Current operating lease liabilities and long-term operating lease liabilities are reported in accounts payable and other and other long-term liabilities, respectively, on the consolidated balance sheets. The current lease liabilities as at December 31, 2024 is comprised of a $7 million current lease obligation offset by a $7 million lease incentive.
During the years ended December 31, 2025 and 2024, South Bow incurred operating lease expenses, including short-term leases, of $11 million and $3 million, respectively. Operating lease expenses are reported in plant operating costs and other in the consolidated statements of income.
During the years ended December 31, 2025 and 2024, the Company made cash payments associated with leases of $5 million and $6 million, respectively. Cash payments relating to operating leases are recorded in operating activities in the consolidated statements of cash flows.
Future lease operating lease payments are as follows:

U.S.$ millions	Payments
2026	4
2027	4
2028	4
2029	3
2030	3
Thereafter	16
Total undiscounted lease payments	34
Less: imputed interest	(8)
Total Operating Lease Liability	26
Lessor
During 2025, the Company entered into a sales-type lease arrangement for the natural gas lateral of the Blackrod Connection Project and recognized $43 million in a net investment in lease. At the inception of the lease term, the Company determined that the carrying value of the assets approximated the fair value, and the net investment in the lease approximated the assets' carrying value at lease inception.
The following table lists the components of the aggregate net investment in leases reflected on the consolidated balance sheets:

	As at December 31,
U.S.$ millions	2025	2024
Net Investment in Lease
Lease receivable	43	—
Current portion included in other current assets (Note 7)	4	—
Long-term Portion Included in Other Long-term Assets (Note 12)	39	—
Future lease payments to be collected under the existing sales-type leases are as follows:

U.S.$ millions	Payments
2026	4
2027	6
2028	7
2029	7
2030	7
Thereafter	160
191
Less: imputed interest income	(148)
Total Lease Receivable	43
During the year ended December 31, 2025, the Company recorded $2 million (2024 - nil) of sales-type lease income in interest income and other.